Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000126358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R6
Trading Symbol	MWOKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006698 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R4
Trading Symbol	MWOJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006706 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R3
Trading Symbol	MWOHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006705 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R2
Trading Symbol	MGWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$72	1.47%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000200511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class R6
Trading Symbol	MFIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 6,565,188,373
Holdings Count | Holding	469
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006710 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class I
Trading Symbol	MFIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 6,565,188,373
Holdings Count | Holding	469
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006709 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class C
Trading Symbol	MIOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 6,565,188,373
Holdings Count | Holding	469
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006707 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class A
Trading Symbol	MFIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 6,565,188,373
Holdings Count | Holding	469
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006708 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class B
Trading Symbol	MIOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 6,565,188,373
Holdings Count | Holding	469
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	6,565,188,373	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	469	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure at value
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	7.9%
AA	5.7%
A	12.9%
BBB	26.2%
BB	5.5%
B	4.7%
CCC	0.7%
C	0.0%
U.S. Government	34.8%
Federal Agencies	0.0%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006700 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class C
Trading Symbol	MWOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006699 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class B
Trading Symbol	MWOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006701 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class I
Trading Symbol	MWOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006703 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R1
Trading Symbol	MWOGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%

C000006697 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class A
Trading Symbol	MWOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 894,885,967
Holdings Count | Holding	74
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	894,885,967	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%
Issuer country weightings
United States	69.6%
Canada	5.5%
France	5.3%
China	4.6%
Taiwan	3.0%
India	2.6%
Japan	2.4%
Switzerland	2.0%
Peru	1.4%
Other Countries	3.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Visa, Inc., "A"	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Tencent Holdings Ltd.	2.7%
HDFC Bank Ltd.	2.6%
Accenture PLC, "A"	2.5%
Salesforce, Inc.	2.4%
STERIS PLC	2.2%
TransUnion	2.2%
Apple, Inc.	2.1%